Related party transactions - Summary of Stock Options, Stock Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members (Detail) $ in Millions	Oct. 31, 2021 CAD ($) shares	Oct. 31, 2020 CAD ($) shares	Oct. 31, 2019 shares
Disclosure of transactions between related parties [line items]
Number of units held, stock options	7,055,000	6,973,000	6,950,000
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	21,723	1,600,184
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 3	$ 91
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Number of units held, stock options	2,369,659	1,912,482
Number of units held, other non-option stock based awards	983,004	869,756
Number of units held, RBC common and preferred shares	183,783	206,652
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	3,536,446	2,988,890
Stock options, value | $	$ 81	$ 15
Other non-option stock based awards, value | $	127	81
RBC common and preferred shares, value | $	24	19
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 232	$ 115